EARNINGS PER SHARE (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Computation of basic and diluted gain (loss) per share
Net income (loss) attributable to Canadian Solar Inc.-basic and diluted (in dollars)	$ 31,659,276	$ (195,468,691)	$ (90,804,200)
Weighted average number of common shares-basic	46,306,739	43,190,778	43,076,489
Diluted share number from share options and RSUs	4,081,545
Weighted average number of common shares-diluted	50,388,284	43,190,778	43,076,489
Basic earnings (loss) per share (in dollars per share)	$ 0.68	$ (4.53)	$ (2.11)
Diluted earnings (loss) per share (in dollars per share)	$ 0.63	$ (4.53)	$ (2.11)
Anti-dilutive shares excluded from the computation of diluted earnings (loss) per share
Anti-dilutive shares excluded from the computation of diluted earnings (loss) per share, total	434,529	8,561,110	1,921,754
Convertible senior notes
Anti-dilutive shares excluded from the computation of diluted earnings (loss) per share
Anti-dilutive shares excluded from the computation of diluted earnings (loss) per share, total			50,607
Share options and RSUs
Anti-dilutive shares excluded from the computation of diluted earnings (loss) per share
Anti-dilutive shares excluded from the computation of diluted earnings (loss) per share, total	434,529	4,288,008	1,871,147
Warrant
Anti-dilutive shares excluded from the computation of diluted earnings (loss) per share
Anti-dilutive shares excluded from the computation of diluted earnings (loss) per share, total		4,273,102